UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22142

Oppenheimer Rochester Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2015

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2015 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
Municipal Bonds and Notes—94.5%
Alabama—0.5%
$50,000	AL Agriculture & Mechanical University	5.000%	11/01/2024	05/01/2017 A	$52,840
15,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2023	01/31/2016 A	15,075
100,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2019	01/31/2016 A	100,500
290,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2021	01/31/2016 A	291,450
235,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2022	01/31/2016 A	236,175
200,000	Montgomery, AL Medical Clinic Board (Jackson Hospital & Clinic)	5.250	03/01/2031	03/01/2016 A	201,662

					897,702

Alaska—0.7%
335,000	AK International Airports	5.000	10/01/2023	10/01/2016 A	345,958
900,000	AK International Airports	5.000	10/01/2022	10/01/2016 A	930,384

					1,276,342

Arizona—2.5%
50,000	AZ Health Facilities Authority (Banner Health System)	5.000	01/01/2022	01/01/2017 A	52,187
1,000,000	Glendale, AZ Transportation Excise Tax	5.000	07/01/2029	07/01/2025 A	1,180,580
250,000	Greater AZ Devel. Authority (Santa Cruz County Jail)	5.250	08/01/2031	08/01/2018 A	271,435
300,000	Maricopa County, AZ Elementary School District No. 8 (Osborn)	6.000	07/01/2024	07/01/2016 A	313,767
945,000	Mohave County, AZ IDA (Mohave Prison)	7.500	05/01/2019	12/02/2017 B	1,030,693
725,000	Navajo Nation, AZ	5.500	12/01/2030	12/01/2025 A	799,537
250,000	Northern Arizona University	5.000	06/01/2032	06/01/2025 A	290,970
420,000	Queen Creek, AZ Improvement District No. 1[1]	5.000	01/01/2018	07/01/2016 A	428,602

					4,367,771

California—20.4%
10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019 A	11,199
25,000	Bay Area, CA Toll Authority (San Francisco Bay Area)	5.000	04/01/2022	04/01/2016 A	25,296
1,000,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2028	09/01/2023 A	1,089,280
20,000	CA Dept. of Transportation COP	5.250	03/01/2016	01/31/2016 A	20,086
420,000	CA Educational Facilities Authority (Chapman University)	5.000	04/01/2025	04/01/2021 A	483,563
100,000	CA GO	5.000	09/01/2024	09/01/2016 A	103,064
410,000	CA GO	6.500	04/01/2033	04/01/2019 A	481,779
2,000,000	CA GO	5.000	08/01/2031	02/01/2025 A	2,396,820
130,000	CA GO	5.000	09/01/2019	09/01/2016 A	134,082
5,000	CA GO	6.000	08/01/2020	02/01/2016 A	5,025
1,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	4.500	06/01/2027	12/08/2019 B	995,110

1        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$500,000	CA Health Facilities Financing Authority (CHCW)	5.250%	03/01/2024	03/01/2016 A	$503,995
500,000	CA Health Facilities Financing Authority (Children’s Hospital)	5.000	11/01/2024	11/01/2021 A	570,300
1,000,000	CA Municipal Finance Authority (Harbor Regional Center)	5.000	11/01/2032	11/01/2025 A	1,139,470
125,000	CA Public Works (California Community Colleges)	5.500	06/01/2022	01/31/2016 A	125,551
50,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	01/31/2016 A	50,651
10,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	01/31/2016 A	10,045
340,000	CA Statewide CDA (Bakersfield Reassessment District)	5.000	09/02/2022	07/03/2020 B	372,025
25,000	Central CA Unified School District COP	5.000	08/01/2022	08/01/2017 A	26,564
100,000	Cerritos, CA Public Financing Authority	5.000	11/01/2018	11/01/2017 A	108,731
1,500,000	Chula Vista, CA Municipal Financing Authority	5.000	09/01/2026	09/01/2025 A	1,785,180
100,000	Compton, CA Community College District	5.000	07/01/2018	07/01/2018	108,351
100,000	Compton, CA Community College District	5.000	07/01/2019	07/01/2019	111,059
100,000	El Centro, CA Financing Authority (El Centro Redevel.)	6.625	11/01/2025	05/01/2021 A	123,020
500,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2024	09/01/2022 A	584,660
1,000,000	Indio, CA Community Facilities District Special Tax	5.000	09/01/2035	09/01/2025 A	1,088,390
50,000	La Mesa, CA Fire, Police & Emergency Services	5.000	08/01/2025	02/01/2016 A	50,199
500,000	Lancaster, CA Redevel. Agency	5.500	12/01/2028	12/01/2020 A	574,820
50,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)	5.250	12/01/2016	01/31/2016 A	50,182
500,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022 A	569,000
25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	01/31/2016 A	25,104
250,000	Madera, CA Irrigation Financing Authority	5.750	01/01/2026	01/01/2020 A	295,207
1,595,000	Modesto, CA Irrigation District Financing Authority (Electric System)	5.000	10/01/2028	10/01/2025 A	1,923,889
100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)	6.500	05/01/2026	05/01/2021 A	122,147
190,000	Palm Desert, CA Financing Authority	5.000	04/01/2019	04/01/2016 A	191,197
495,000	Redwood City, CA Special Tax	5.000	09/01/2026	09/01/2022 A	563,691
500,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022 A	555,735
250,000	Riverside County, CA Public Financing Authority	5.000	05/01/2025	05/01/2022 A	288,082

2        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$1,375,000	Riverside County, CA Public Financing Authority	5.000%	10/01/2029	10/01/2025 A	$1,610,991
250,000	Riverside County, CA Public Financing Authority	5.000	05/01/2026	05/01/2022 A	286,395
70,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)	5.000	10/01/2021	10/01/2016 A	71,648
100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)	5.000	10/01/2022	10/01/2016 A	102,246
100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	5.750	10/01/2020	10/01/2020	115,071
400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250	09/02/2026	03/02/2016 A	413,480
105,000	Riverside, CA Unified School District	5.000	09/01/2024	09/01/2016 A	107,642
1,000,000	Sacramento, CA City Unified School District	5.000	07/01/2030	07/01/2024 A	1,178,640
150,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2017	10/01/2017	161,141
45,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018	49,804
350,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2020	10/01/2020	406,935
200,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018	221,352
245,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2019	10/01/2019	278,641
520,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2024	09/01/2023 A	593,273
250,000	San Diego, CA Public Facilities Financing Authority	5.000	08/01/2028	08/01/2022 A	296,228
200,000	San Diego, CA Public Facilities Financing Authority (Ballpark)	5.250	02/15/2021	02/15/2017 A	209,262
1,010,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2025	08/01/2020 A	1,146,401
520,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2022	11/15/2022	596,825
500,000	South Gate, CA Utility Authority	5.250	10/01/2026	10/01/2022 A	585,660
2,080,000	South Tahoe, CA Joint Powers Financing Authority	5.000	10/01/2028	10/01/2025 A	2,373,571
2,500,000	University of California	5.000	05/15/2031	05/15/2025 A	3,021,575
100,000	Vallejo City, CA Unified School District	5.000	08/01/2027	02/01/2016 A	100,320
175,000	Vernon, CA Electric System	5.125	08/01/2021	09/06/2018 A	193,114
75,000	Vernon, CA Electric System	5.125	08/01/2021	08/30/2018 C	82,507
1,470,000	West Kern, CA Community College District	5.000	11/01/2026	11/01/2025 A	1,771,718
100,000	Westlands, CA Water District	5.000	09/01/2027	09/01/2022 A	117,746
100,000	Westlands, CA Water District	5.000	09/01/2026	09/01/2022 A	118,451

3        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$1,045,000	William S. Hart CA Union High School District	5.000%	09/01/2032	03/01/2025 A	$1,172,469

					35,045,655

Colorado—0.3%
500,000	Plaza, CO Metropolitan District No. 1	5.000	12/01/2022	12/01/2022	543,760

District of Columbia—0.2%
100,000	District of Columbia Ballpark	5.000	02/01/2022	02/01/2016 A	100,344
300,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000	10/01/2030	10/01/2022 A	303,744

					404,088

Florida—6.1%
2,000,000	FL COP (USF Financing Corp.)	5.000	07/01/2026	07/01/2025 A	2,386,000
10,000	FL Dept. of General Services (Florida Dept. of Management Services)	5.000	09/01/2028	01/31/2016 A	10,037
865,000	FL HEFFA (Bethune-Cookman University)	5.375	07/01/2032	07/01/2020 A	966,318
10,000	FL Municipal Loan Council	5.250	05/01/2019	01/31/2016 A	10,037
20,000	FL Municipal Loan Council	5.000	11/01/2031	01/31/2016 A	20,036
65,000	FL Municipal Loan Council	5.250	11/01/2018	01/31/2016 A	65,196
500,000	Fort Pierce, FL Redevel. Agency	5.000	05/01/2031	05/01/2016 A	503,190
15,000	Halifax, FL Hospital Medical Center	5.250	06/01/2026	06/01/2016 A	15,228
250,000	Halifax, FL Hospital Medical Center	5.000	06/01/2035	06/01/2025 A	275,113
5,000	Jea, FL St. John’s River Power Park System	5.000	10/01/2021	01/31/2016 A	5,020
75,000	Miami Beach, FL Water & Sewer	5.500	09/01/2027	01/31/2016 A	77,478
40,000	Miami Beach, FL Water & Sewer	5.000	09/01/2030	01/31/2016 A	41,174
1,000,000	Miami, FL Special Obligation	5.000	03/01/2030	03/01/2023 A	1,131,980
1,000,000	Miami-Dade County, FL Public Facilities (Jackson Health System)	5.000	06/01/2033	06/01/2025 A	1,146,200
1,900,000	Miami-Dade County, FL School Board	5.000	05/01/2032	05/01/2025 A	2,185,570
350,000	Mirabella, FL Community Devel. District	6.000	11/01/2026	01/03/2022 A	392,735
500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2023	04/01/2022 A	563,880
175,000	Pinellas County, FL Sewer	5.000	10/01/2032	01/31/2016 A	175,639
500,000	Tampa, FL Health System (Baycare Health System)	5.000	11/15/2026	05/15/2022 A	581,840

					10,552,671

Georgia—1.1%
50,000	Atlanta, GA HDC (Bedford Tower)	6.350	01/01/2023	01/31/2016 A	50,569
25,000	Floyd County, GA Hospital (Floyd Health Care Management)	5.000	07/01/2033	01/31/2016 A	25,059
180,000	GA HEFA (USG Real Estate Foundation)	6.000	06/15/2034	06/15/2018 A	202,023
885,000	GA HEFA (USG Real Estate Foundation)	6.000	06/15/2034	06/15/2018 A	993,280
15,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	01/31/2016 A	15,058
35,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	01/31/2016 A	35,133

4        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
Georgia (Continued)
$500,000	Randolph County, GA GO	5.000%		04/01/2030	04/01/2022 A	$547,920

						1,869,042

Illinois—7.3%
720,000	Berwyn, IL GO	5.000		12/01/2028	12/01/2018 A	770,753
100,000	Chicago, IL Board of Education	5.000		12/01/2021	01/31/2016 A	100,313
715,000	Chicago, IL Board of Education	5.000		12/01/2022	12/01/2017 A	735,099
500,000	Chicago, IL GO	5.000		01/01/2019	01/31/2016 A	501,300
100,000	Chicago, IL GO	5.000		01/01/2035	01/31/2016 A	100,098
250,000	Chicago, IL GO	5.000		01/01/2023	01/31/2016 A	252,540
20,000	Chicago, IL GO	5.000		01/01/2034	01/31/2016 A	20,020
3,000,000	Chicago, IL O’Hare International Airport	5.000		01/01/2031	01/01/2025 A	3,465,060
2,000,000	Chicago, IL Sales Tax	5.000		01/01/2026	01/31/2016 A	2,016,180
65,000	Chicago, IL State University (Auxiliary Facilities System)	5.000		12/01/2018	01/31/2016 A	65,261
500,000	Cook County, IL Community College District #508 (City Colleges Chicago)	5.250		12/01/2026	12/01/2023 A	574,340
350,000	Cook County, IL GO	5.250		11/15/2033	11/15/2020 A	374,773
175,000	Franklin Park, IL GO	6.250		07/01/2030	07/01/2021 A	212,842
135,000	IL COP	5.800		07/01/2017	01/31/2016 A	135,337
1,000,000	IL Educational Facilities Authority (Robert Morris College)	5.800		06/01/2030	01/31/2016 A	1,014,510
150,000	IL Finance Authority (ABHS/ABMC/AVM/AVT/ABSJ Obligated Group)	5.250		01/01/2022	04/14/2018 A	163,087
150,000	IL Finance Authority (OSF Healthcare System)	7.000		11/15/2029	05/15/2019 A	179,190
50,000	IL Finance Authority (RUMC/RNSMC/RCMC Obligated Group)	5.250		11/01/2035	11/01/2018 A	55,893
225,000	IL GO	5.000		06/01/2020	01/31/2016 A	225,801
25,000	IL GO	5.000		06/01/2027	01/31/2016 A	25,089
300,000	IL GO	5.000		11/01/2023	01/31/2016 A	300,963
35,000	Northern IL Municipal Power Agency (Prarie Street)	5.000		01/01/2019	01/01/2018 A	37,469
1,000,000	Will County, IL Community High School District No. 210 (Lincoln-Way)	5.000		01/01/2027	01/01/2023 A	1,139,650

						12,465,568

Indiana—1.6%
500,000	Hammond, IN Local Public Improvement District	3.250		05/01/2016	01/31/2016 A	500,085
2,300,000	Indiana, IN Bond Bank Special Program Floaters	0.350	[2]	04/15/2018	01/07/2016 A	2,300,000

						2,800,085

Iowa—0.2%
250,000	IA Tobacco Settlement Authority (TASC)	5.600		06/01/2034	02/13/2017 A	250,155

5        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
Kentucky—0.7%
$1,000,000	Fayette County, KY School District	5.000%	08/01/2031	08/01/2025 A	$1,175,500
100,000	KY EDFA (Ashland Hospital)	6.000	02/01/2033	02/01/2018 A	104,947

					1,280,447

Louisiana—1.2%
1,405,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)	5.000	06/01/2036	06/01/2025 A	1,552,609
500,000	New Orleans, LA Sewage Service	5.000	06/01/2026	06/01/2024 A	585,750

					2,138,359

Maine—0.0%
5,000	ME H&HEFA (BH / FMemH / GINNE / MHosp / MDIH / RCHC / SJH / SMRMC / UNE / AMCtr Obligated Group)	5.250	07/01/2021	01/31/2016 A	5,021
5,000	ME H&HEFA, Series A	5.000	07/01/2019	01/31/2016 A	5,020

					10,041

Maryland—0.5%
610,000	Baltimore, MD Convention Center	5.000	09/01/2019	01/31/2016 A	612,330
250,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	5.125	09/01/2030	03/01/2021 A	271,748

					884,078

Massachusetts—0.9%
250,000	MA Devel. Finance Agency (Avon Association)	5.000	04/01/2018	04/01/2018	265,420
250,000	MA Devel. Finance Agency (Partners Healthcare System)	5.000	07/01/2031	07/01/2021 A	289,940
1,000,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)	5.000	07/01/2033	01/31/2016 A	1,003,050
60,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)	5.000	07/01/2028	01/31/2016 A	60,191

					1,618,601

Michigan—4.5%
100,000	Charyl Stockwell Academy, MI Public School Academy	4.875	10/01/2023	06/29/2020 B	100,570
500,000	Detroit, MI Sewer Disposal System	5.250	07/01/2023	07/01/2017 A	520,370
550,000	Detroit, MI Sewer Disposal System	7.500	07/01/2033	07/01/2019 A	647,069
150,000	Detroit, MI Water Supply System	5.000	07/01/2034	01/14/2016 A	150,259
15,000	Ecorse Creek, MI Public School District	5.000	05/01/2027	01/31/2016 A	15,055
100,000	Grand Rapids, MI Building Authority	5.000	10/01/2028	01/31/2016 A	100,369
500,000	MI Finance Authority (Detroit School District)	4.750	06/01/2016	06/01/2016	502,540
1,850,000	MI Finance Authority (Detroit School District)	5.500	06/01/2021	12/25/2019 B	1,987,067
1,000,000	MI Finance Authority (Detroit Water & Sewer)	5.000	07/01/2026	07/01/2024 A	1,162,130

6        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
Michigan (Continued)
$1,000,000	MI Finance Authority (Detroit Water & Sewer)	5.000%		07/01/2027	07/01/2024 A	$1,155,980
750,000	MI Finance Authority (Detroit Water & Sewer)	5.000		07/01/2029	07/01/2025 A	873,878
250,000	MI Finance Authority (School District)	5.000		06/01/2020	06/01/2020	275,208
245,000	MI Finance Authority (Sparrow Health)	5.000		11/15/2032	05/15/2025 A	284,874
15,000	MI Hsg. Devel. Authority (Charter Square)[1]	5.500		01/15/2021	01/30/2016 A	15,041
15,000	MI Municipal Bond Authority	6.000		11/01/2020	01/31/2016 A	15,045

						7,805,455

Minnesota—0.3%
500,000	Dakota County, MN Community Devel. Agency (Sanctuary at West St. Paul)	5.750		08/01/2030	08/11/2023 A	512,905

Mississippi—1.0%
245,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	5.750		07/01/2031	01/31/2016 A	245,811
500,000	MS Business Finance Corp. (Mississippi Power Company)	5.150	[2]	09/01/2028	01/31/2016 A	500,920
290,000	MS Business Finance Corp. (System Energy Resources)	5.875		04/01/2022	01/31/2016 A	295,075
545,000	Ridgeland, MS Tax Increment (Colony Park)	5.875		04/01/2026	04/01/2021 A	615,616

						1,657,422

Missouri—1.9%
1,540,000	Jackson County, MO Special Obligation (Truman Sports Complex)	5.000		12/01/2031	12/01/2024 A	1,813,643
5,000	MO Environmental Improvement & Energy Resources Authority	7.200		07/01/2016	01/31/2016 A	5,066
5,000	MO Environmental Improvement & Energy Resources Authority[1]	5.900		01/01/2019	01/31/2016 A	5,024
40,000	MO Environmental Improvement & Energy Resources Authority	5.500		07/01/2019	01/31/2016 A	40,180
20,000	MO Environmental Improvement & Energy Resources Authority	5.000		01/01/2020	01/31/2016 A	20,081
65,000	MO Environmental Improvement & Energy Resources Authority	5.125		01/01/2020	01/31/2016 A	65,271
15,000	MO Monarch-Chesterfield Levee District	5.750		03/01/2019	01/31/2016 A	15,065
100,000	Springfield, MO Center City Devel. Corp. (Jordan Valley Park Exposition Center)	5.000		06/01/2027	01/31/2016 A	100,393
1,000,000	St. Louis, MO Municipal Finance Corp.	5.000		07/15/2030	07/15/2024 A	1,161,870

						3,226,593

Nebraska—0.1%
100,000	University of Nebraska Facilities Corp.	5.000		07/15/2020	07/15/2016 A	102,540

7        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
Nevada—0.5%
$85,000	Las Vegas, NV Special Improvement District No. 607	5.000%		06/01/2024	06/01/2024	$92,611
200,000	North Las Vegas, NV GO	5.000		05/01/2024	05/01/2016 A	200,864
500,000	North Las Vegas, NV Wastewater Reclamation System	5.000		10/01/2023	10/01/2016 A	504,890

						798,365

New Jersey—5.1%
15,000	Burlington County, NJ Bridge Commission	4.500		10/15/2022	01/31/2016 A	15,035
1,000,000	Casino Reinvestment Devel. Authority of NJ (Luxury Tax)	5.000		11/01/2027	11/01/2024 A	1,113,210
1,000,000	NJ EDA	5.000		06/15/2022	06/15/2022	1,105,120
250,000	NJ EDA (Provident Group-Rowan Properties)	5.000		01/01/2030	01/01/2025 A	275,147
2,000,000	NJ EDA (School Facilities Construction)	5.000		03/01/2022	03/01/2022	2,210,220
305,000	NJ EDA (School Facilities Construction)	5.000		03/01/2026	03/01/2023 A	330,452
1,000,000	NJ Educational Facilities Authority (Higher Education)	5.000		06/15/2026	06/15/2024 A	1,092,060
50,000	NJ Educational Facilities Authority (Richard Stockton College)	5.125		07/01/2028	07/01/2018 A	54,279
1,000,000	NJ Health Care Facilities Financing Authority (South Jersey Hospital)	5.000		07/01/2020	07/01/2016 A	1,019,770
250,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	5.250		07/01/2026	07/01/2021 A	286,303
80,000	NJ Higher Education Assistance Authority[1]	5.000		12/01/2025	12/01/2019 A	84,167
250,000	NJ Transportation Trust Fund Authority	5.250		06/15/2032	12/15/2024 A	274,113
250,000	NJ Transportation Trust Fund Authority	5.000		06/15/2027	06/15/2021 A	267,868
500,000	South Jersey, NJ Transportation Authority	5.000		11/01/2028	11/01/2024 A	554,665

						8,682,409

New Mexico—0.4%
625,000	Farmington, NM Hospital (San Juan Regional Medical Center)	5.000		06/01/2023	01/31/2016 A	626,981

New York—7.2%
100,000	L.I., NY Power Authority	5.000		04/01/2023	04/01/2019 A	108,328
225,000	L.I., NY Power Authority, Series A	5.000		12/01/2026	06/01/2016 A	228,802
250,000	L.I., NY Power Authority, Series A	5.000		12/01/2025	06/01/2016 A	254,127
500,000	Nassau County, NY Tobacco Settlement Corp.	5.250	[3]	06/01/2026	06/01/2016 A	501,690
350,000	New Rochelle, NY Corp. Devel. (Iona College)	5.000		07/01/2035	07/01/2025 A	392,420
1,500,000	NY MTA, Series C-1	5.000		11/15/2031	11/15/2025 A	1,787,145
2,500,000	NY MTA, Series C-1	5.250		11/15/2031	11/15/2025 A	3,051,575
1,000,000	NYC GO	5.000		08/01/2029	02/01/2025 A	1,202,610
150,000	NYC GO	5.250		09/01/2022	09/01/2018 A	166,373

8        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$300,000	NYS DA (Orange Regional Medical Center)	5.000%	12/01/2024	12/01/2024	$339,111
35,000	NYS DA (Ozanam Hall of Queens Nursing Home)	5.000	11/01/2026	11/01/2016 A	35,530
2,055,000	NYS DA (State Personal Income Tax Authority)	5.000	02/15/2032	02/15/2025 A	2,446,745
500,000	Otsego County, NY Capital Resource Corp. (Hartwick College)	5.000	10/01/2030	10/01/2025 A	559,320
1,230,000	Port Authority NY/NJ (JFK International Air Terminal)	6.500	12/01/2028	01/31/2016 A	1,236,162

					12,309,938

North Carolina—0.8%
250,000	NC Medical Care Commission (Novant Health/Forsyth Memorial Hospital/The Presbyterian Hospital Obligated Group)	5.000	11/01/2034	11/01/2016 A	258,208
1,085,000	Northern Hospital District of Surry County, NC Health Care Facilities	5.500	10/01/2021	04/01/2018 A	1,162,458

					1,420,666

Ohio—2.6%
250,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125	06/01/2024	06/01/2024	225,547
1,000,000	Franklin County, OH Hospital Facilities (Ohiohealth Corp.)	5.000	05/15/2034	05/15/2025 A	1,165,870
200,000	Hamilton County, OH Sales Tax	5.000	12/01/2020	12/01/2016 A	208,106
500,000	OH Higher Educational Facility Commission (Hiram College)	6.000	10/01/2021	08/21/2018 A	513,170
250,000	Ross County, OH Hospital (Adena Health System)	5.750	12/01/2028	12/01/2018 A	279,295
350,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)	5.500	12/01/2029	12/01/2024 A	383,810
1,500,000	Toledo, OH Waterworks	5.000	11/15/2031	05/15/2023 A	1,757,610

					4,533,408

Oregon—0.2%
250,000	Forest Grove, OR Revenue (Pacific University)	5.000	05/01/2036	05/01/2025 A	283,460
50,000	OR GO (Elderly & Disabled Hsg.)	5.150	08/01/2030	02/01/2016 A	50,170

					333,630

Pennsylvania—8.7%
50,000	Allegheny County, PA HEBA (Carlow University)	4.500	11/01/2016	11/01/2016	50,604
150,000	Burrell, PA School District	5.000	07/15/2019	01/31/2016 A	150,605
1,000,000	Chester County, PA H&EFA (SSS / SRC / SMSvcs / TCS / JP / SM / SHouse Obligated Group)	5.000	12/01/2030	12/01/2025 A	1,025,120
500,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000	07/01/2025	09/25/2022 B	555,965

9        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
Pennsylvania (Continued)
$845,000	Erie County, PA Hospital Authority (St. Vincent’s Health)	7.000%	07/01/2027	07/01/2020 A	$899,418
1,500,000	Lancaster County, PA Hospital Authority (Masonic Villages of Grand Lodge of Pennyslvania)	5.000	11/01/2029	05/01/2025 A	1,741,920
40,000	Lehigh County, PA IDA (PPL Electric Utilities Corp.)	4.750	02/15/2027	01/31/2016 A	40,056
500,000	Luzerne County, PA GO	5.000	11/15/2029	11/15/2025 A	568,170
200,000	Luzerne County, PA GO	6.750	11/01/2023	11/01/2019 A	230,538
1,195,000	Luzerne County, PA GO	7.000	11/01/2026	11/01/2019 A	1,378,683
1,500,000	PA GO	5.000	03/15/2031	03/15/2025 A	1,760,775
20,000	PA HEFA (Temple University)	5.000	04/01/2024	04/01/2016 A	20,236
980,000	PA HEFA (Temple University)	5.000	04/01/2024	04/01/2016 A	991,544
285,000	PA HEFA (University of the Arts)	5.000	09/15/2033	09/15/2016 A	292,746
2,000,000	PA Public School Building Authority (Philadelphia Community College)	5.000	06/15/2026	06/15/2025 A	2,353,880
1,055,000	PA Turnpike Commission	5.000	12/01/2028	06/01/2025 A	1,251,125
250,000	PA Turnpike Commission	5.250	12/01/2034	12/01/2025 A	291,398
700,000	Philadelphia, PA Authority for Industrial Devel. (Russell Byers Charter School)	5.150	05/01/2027	05/01/2017 A	705,474
40,000	Philadelphia, PA Hsg. Authority	5.500	12/01/2019	01/31/2016 A	40,217
500,000	West Shore, PA Area Authority (ML / MFS / MLCSS / Mhome / CAHA Obligated Group)	5.000	07/01/2030	07/01/2025 A	544,765

					14,893,239

Rhode Island—0.4%
500,000	Providence, RI Public Building Authority, Series A	5.875	06/15/2026	06/15/2021 A	578,765
25,000	RI Clean Water Finance Agency	5.000	10/01/2035	01/18/2016 A	25,056
35,000	RI Clean Water Protection Finance Agency	5.125	10/01/2019	01/31/2016 A	35,146
15,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500	05/15/2016	01/31/2016 A	15,067

					654,034

South Carolina—1.7%
500,000	Greenville, SC Hospital System	5.000	05/01/2024	05/01/2022 A	587,070
2,000,000	Piedmont, SC Municipal Power Agency	5.000	01/01/2030	01/01/2025 A	2,318,580

					2,905,650

South Dakota—0.4%
550,000	SD Educational Enhancement Funding Corp. Tobacco Settlement	5.000	06/01/2026	06/01/2023 A	627,391
Tennessee—0.5%
500,000	Knox County, TN HE&HFB (Covenant Health)	5.000	01/01/2025	01/01/2023 A	582,435
300,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2020	09/01/2020	343,227

					925,662

10        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
Texas—11.4%
$1,500,000	Arlington, TX Higher Education Finance Corp. (Harmony Public Schools)	5.000%	02/15/2032	02/15/2025 A	$1,756,095
70,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital (GRMC)	5.500	08/15/2036	08/15/2018 A	78,190
1,000,000	Dallas County, TX Flood Control District	5.000	04/01/2028	04/01/2023 A	1,035,470
2,000,000	Dallas-Fort Worth, TX International Airport	5.250	11/01/2033	11/01/2023 A	2,357,840
125,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2026	11/01/2020 A	143,411
125,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2025	11/01/2020 A	143,411
1,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2023	08/15/2017 A	1,085,080
150,000	Grapevine-Colleyville, TX Independent School District	5.000	08/15/2026	08/15/2016 A	154,375
1,000,000	Harris County-Houston, TX Sports Authority	5.000	11/15/2030	11/15/2024 A	1,154,960
250,000	Houston, TX Higher Education Finance Corp. (Kipp)	5.000	08/15/2029	08/15/2025 A	295,585
20,000	Huntsville, TX GO COP	5.000	08/15/2023	01/31/2016 A	20,079
1,410,000	Lancaster, TX Independent School District	5.000	02/15/2032	02/15/2025 A	1,655,678
35,000	Newark, TX Cultural Education Facilities Finance Corp.	7.250	08/15/2021	08/15/2016 A	37,180
1,335,000	Northwest, TX Independent School District	5.000	02/15/2030	02/15/2025 A	1,617,660
100,000	St. George Place, TX Redevel. Authority	5.350	09/01/2018	01/31/2016 A	100,394
30,000	TX GO	5.250	08/01/2035	02/01/2016 A	30,122
500,000	TX Municipal Gas Acquisition & Supply Corp.	5.000	12/15/2026	12/15/2022 A	567,050
85,000	TX Municipal Gas Acquisition & Supply Corp.	5.625	12/15/2017	06/18/2017 B	89,421
2,650,000	TX Municipal Gas Acquisition & Supply Corp.	6.250	12/15/2026	08/04/2023 B	3,264,853
150,000	TX Public Finance Authority (Texas Southern University)	5.500	05/01/2018	05/01/2018	160,847
665,000	Viridian, TX Municipal Management District	6.000	12/01/2029	12/01/2024 A	813,248
920,000	Viridian, TX Municipal Management District	6.000	12/01/2030	12/01/2024 A	1,119,364
1,005,000	Viridian, TX Municipal Management District	6.000	12/01/2029	12/01/2024 A	1,229,045
500,000	Viridian, TX Municipal Management District	6.000	12/01/2030	12/01/2024 A	608,350

					19,517,708

Vermont—1.3%
1,000,000	Burlington, VT Airport, Series A	5.000	07/01/2030	07/01/2024 A	1,144,240
250,000	Burlington, VT GO	5.000	11/01/2027	11/01/2022 A	278,250

11        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
Vermont (Continued)
$250,000	Burlington, VT GO	5.000%	11/01/2021	11/01/2021	$281,260
500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)	5.000	11/01/2028	11/01/2022 A	591,020

					2,294,770

Washington—0.6%
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	01/31/2016 A	25,005
500,000	WA Health Care Facilities Authority (Central Washington Health Services Association)	5.000	07/01/2030	07/01/2025 A	559,530
500,000	WA Hsg. Finance Commission (Heron’s Key)	6.000	07/01/2025	08/13/2023 B	521,690

					1,106,225

West Virginia—0.0%
20,000	Randolph County, WV County Commission Health System (Davis Health System)	5.200	11/01/2021	01/31/2016 A	20,067

Wisconsin—0.7%
500,000	WI H&EFA (Marshfield Clinic)	5.000	02/15/2028	02/15/2022 A	567,310
605,000	WI H&EFA (Wheaton Franciscan Services)	5.125	08/15/2030	08/15/2016 A	615,291

					1,182,601

Total Investments, at Value (Cost $158,161,108)—94.5%					162,542,024
Net Other Assets (Liabilities)—5.5					9,429,635

Net Assets—100.0%					$171,971,659

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Option call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

ABHS	Alexian Brothers Health System
ABMC	Alexian Brothers Medical Center
ABSJ	Alexian Brothers of San Jose
AMCtr	Aroostook Medical Center
AVM	Alexian Village of Milwaukee
AVT	Alexian Village of Tennessee
BH	Bridgton Hospital
CAHA	Capital Area Health Associates

12        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

CDA	Communities Devel. Authority
CHCW	Catholic Healthcare West
COP	Certificates of Participation
DA	Dormitory Authority
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
FMemH	Franklin Memorial Hospital
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GRMC	Guadalupe Regional Medical Center
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFB	Higher Educational and Housing Facility Board
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
IDA	Industrial Devel. Agency
JFK	John Fitzgerald Kennedy
JP	Jenner’s Pond
L.I.	Long Island
MDIH	Mount Desert Island Hospital
MFS	Messiah Family Services
Mhome	Messiah Home
MHosp	Mercy Hospital
ML	Messiah Lifeways
MLCSS	Messiah Lifeways Community Support Services
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
RCHC	Rumford Community Home Corporation
RCMC	Rush-Copley Medical Center
RIH	Rhode Island Hospital
RNSMC	Rush North Shore Medical Center
RUMC	Rush University Medical Center
SHouse	Simpson House
SJH	St. Joseph Hospital
SM	Simpson Meadows
SMRMC	St. Mary’s Regional Medical Center
SMSvcs	Simpson Management Services
SRC	Simpson Retirement Communities
SSS	Simpson Senior Services
TASC	Tobacco Settlement Asset-Backed Bonds
TCS	Third Century Services
TMH	The Miriam Hospital
UMass	University of Massachusetts
UNE	University of New England
USF	University of South Florida

13        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2015 Unaudited

1. Organization

Oppenheimer Rochester Intermediate Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean

14        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or

15        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

(ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

16        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$897,702	$—	$897,702
Alaska	—	1,276,342	—	1,276,342
Arizona	—	4,367,771	—	4,367,771
California	—	35,045,655	—	35,045,655
Colorado	—	543,760	—	543,760
District of Columbia	—	404,088	—	404,088
Florida	—	10,552,671	—	10,552,671
Georgia	—	1,869,042	—	1,869,042
Illinois	—	12,465,568	—	12,465,568
Indiana	—	2,800,085	—	2,800,085
Iowa	—	250,155	—	250,155
Kentucky	—	1,280,447	—	1,280,447
Louisiana	—	2,138,359	—	2,138,359
Maine	—	10,041	—	10,041
Maryland	—	884,078	—	884,078
Massachusetts	—	1,618,601	—	1,618,601
Michigan	—	7,805,455	—	7,805,455
Minnesota	—	512,905	—	512,905
Mississippi	—	1,657,422	—	1,657,422
Missouri	—	3,226,593	—	3,226,593
Nebraska	—	102,540	—	102,540
Nevada	—	798,365	—	798,365
New Jersey	—	8,682,409	—	8,682,409
New Mexico	—	626,981	—	626,981
New York	—	12,309,938	—	12,309,938
North Carolina	—	1,420,666	—	1,420,666
Ohio	—	4,533,408	—	4,533,408
Oregon	—	333,630	—	333,630
Pennsylvania	—	14,893,239	—	14,893,239
Rhode Island	—	654,034	—	654,034
South Carolina	—	2,905,650	—	2,905,650
South Dakota	—	627,391	—	627,391
Tennessee	—	925,662	—	925,662
Texas	—	19,517,708	—	19,517,708
Vermont	—	2,294,770	—	2,294,770
Washington	—	1,106,225	—	1,106,225
West Virginia	—	20,067	—	20,067
Wisconsin	—	1,182,601	—	1,182,601

Total Assets	$—	$162,542,024	$—	$162,542,024

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

17        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$471,965

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an

18        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$158,161,108

Gross unrealized appreciation	$4,512,637
Gross unrealized depreciation	(131,721)

Net unrealized appreciation	$4,380,916

19        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2016

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/17/2016